Bank Loans - Schedule of Outstanding Balance of Banking Facilities (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Bank Loans		$ 53,980,630	$ 11,921,224
Bank Loans, current		21,715,464	10,500,085
Bank Loans, non-current		$ 32,265,166	1,421,139
United Overseas Bank Limited (UOB) [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		July 2025 (Repaid in July 2025)
Interest rate		2.50%
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company, and GCL BVI.
Bank Loans			209,633
Green Link Digital Bank Pte. Ltd. [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		December 2027
Interest rate		7.35%
Collateral/Guarantee		Guaranteed by GCL Global Holdings Ltd. and GCL Global SG Collateral by fixed deposit in bank
Bank Loans		$ 1,686,555
Citi Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		October 2025 to December 2025 (Repaid in December 2025)
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank
Bank Loans			2,738,728
Citi Bank [Member] | Minimum [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		3.40%
Citi Bank [Member] | Maximum [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		6.14%
HSBC Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		April 2026 to June 2026
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank
Bank Loans		$ 7,566,619	6,015,053
HSBC Bank [Member] | Minimum [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		2.78%
HSBC Bank [Member] | Maximum [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		5.54%
HSBC Bank One [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date	[1]	May 2030
Collateral/Guarantee	[1]	Personal Guarantee by GCL Global Holdings Ltd. Collateral by fixed deposit in bank
Bank Loans	[1]	$ 36,822,683
HSBC Bank One [Member] | Minimum [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate	[1]	3.74%
HSBC Bank One [Member] | Maximum [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate	[1]	4.25%
HSBC Bank Two [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		April 2026 to May 2026
Interest rate		4.22%
Collateral/Guarantee		Guaranteed by Ban Leong
Bank Loans		$ 426,091
HSBC Loan [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date	[2]	February 2027
Interest rate	[2]	6.33%
Collateral/Guarantee	[2]	Personal Guarantee by Choo See Wee, the Chairman of the Company.
Bank Loans	[2]	$ 1,375,000	2,875,000
HSBC Bank Three [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		April 2026 to May 2026
Collateral/Guarantee		None
Bank Loans		$ 6,055,822
HSBC Bank Three [Member] | Minimum [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		2.80%
HSBC Bank Three [Member] | Maximum [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		2.86%
DBS Bank Ltd [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		May 2027
Interest rate		6.88%
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company, and Tan Jian Hao, the CEO of Titan Digital
Bank Loans		$ 47,860	$ 82,810

[1]	Acquisition of Ban Leong (see Note 4) was financed through a secured term loan facility with The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) and the Company’s cash on hand. The HSBC term loan facility is secured by all assets of GCL Global SG, has a tenure of five years, bears a floating interest rate ranging from 3.74% to 4.25%, and requires quarterly repayments, with the final installment due in May 2030. In addition, the Company incurred aggregate structuring fees of $593,297, which the Company determined to be debt issuance costs to be recorded as a reduction of the loan balance. These costs are amortized over the term of the loan facility using the effective interest method. As of March 31, 2026, the unamortized debt issuance costs related to the HSBC term loan facility amounted to $461,826.
[2]	From April 2024 to the date of the issuance of these consolidated financial statements, the Company obtained long term bank loans from HSBC Bank for an aggregate total of approximately $2.7 million to be due starting from February 2027. These bank loans bear interest rates per annum of 6.33%